UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3174

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)              (Zip code)

Registrant's telephone number, including area code: (513) 878-4066

Date of fiscal year end:     06/30

Date of reporting period:    03/31/10

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Portfolio of Investments
Ohio Tax-Free Bond Fund -- March 31, 2010 (Unaudited)

   PRINCIPAL                                                                                      COUPON     MATURITY      MARKET
    AMOUNT                                                                                         RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.3%

$   1,000,000   Lorain Co OH Hosp Rev Ser 2001 (Catholic Hlth)                                      5.625    10/01/11  $  1,062,040
      500,000   Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)                      5.000    11/15/11       522,790
    1,000,000   Hamilton Co OH Swr Sys Rev Ser 1997 A                                               5.500    12/01/11     1,079,730
      400,000   Warren OH Wtr Wrks Rev Ser 1997                                                     5.500    11/01/15       430,528
      665,000   Buckeye Valley OH LSD GO Ser 1995 A                                                 6.850    12/01/15       766,419
      885,000   Licking Heights OH LSD GO Ser 2000                                                  6.400    12/01/28     1,111,295
    1,000,000   Lorain Co OH Hosp Rev Ser 1999 (Catholic Hlth Partners)                             5.500    09/01/19     1,020,420
    1,000,000   Lucas Co OH Hosp Rev Ser 1999 (Promedica Hlth Grp)                                  5.625    11/15/19     1,010,920
       75,000   Cuyahoga Co OH Hosp Rev ETM Ser 1980 (Univ Hosp) Pre-refunded @ $100                9.000    06/01/11        78,887
      545,000   Columbus-Polaris Hsg Corp Rev Ser 1979 Pre-refunded @ $100                          7.400    01/01/22       630,652
      660,000   West Chester Twp OH GO Ser 2001                                                     5.500    12/01/14       715,618
      850,000   West Chester Twp OH GO Ser 2001                                                     5.000    12/01/20       905,582
    1,000,000   Pickerington OH LSD UTGO Ser 2001 Pre-refunded @ $100                               5.250    12/01/11     1,075,080
    1,750,000   Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $101                                      5.000    12/01/12     1,947,470
    1,000,000   Monroe OH LSD UTGO Ser 2002 Pre-refunded @ $100                                     5.000    12/01/12     1,103,120
    1,085,000   West Clermont OH LSD GO Ser 2002                                                    5.000    12/01/19     1,178,288
    1,000,000   Akron OH Var Purp GO Ser 2002                                                       5.000    12/01/23     1,023,530
      250,000   OH St Higher Edl Fac Commn Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100           5.000    05/01/13       276,745
      765,000   Fairfield Co OH GO Ser 2003                                                         5.000    12/01/22       815,299
    1,210,000   Cincinnati OH Tech College Rev Ser 2002                                             5.250    10/01/21     1,232,736
    1,050,000   Harrison OH Wst Wtr Sys Rev Ser 2003                                                5.250    11/01/23     1,095,644
      500,000   Ross Twp OH LSD Sch Impt UTGO Ser 2003 Pre-refunded @ $100                          5.000    12/01/13       564,930
    1,185,000   Akron OH Impt GO Ser 2003                                                           5.000    12/01/22     1,226,285
    1,000,000   Toledo OH CSD GO Ser 2003 B                                                         5.000    12/01/23     1,037,260
    1,000,000   Hamilton Co OH Hosp Rev Ser 2004 (Children's Hosp Med Ctr)                          5.000    05/15/24     1,003,270
      450,000   Columbus OH TIF Rev Ser 2004 A (Polaris)                                            4.750    12/01/23       456,610
      400,000   Springboro OH Swr Sys Rev Ser 2004                                                  5.000    06/01/24       402,212
    1,000,000   Mason OH Swr Sys Rev Ser 2004                                                       5.000    12/01/28       945,380
    1,480,000   Lakewood OH CSD Sch Impt UTGO Ser 2004 Pre-refunded @ $100                          5.250    12/01/14     1,717,244
    1,000,000   OH St Higher Ed Fac Rev Ser 2004 (Univ Dayton)                                      5.000    12/01/23     1,025,430
      810,000   Big Walnut OH LSD GO Ser 2004                                                       5.000    12/01/25       853,683
    1,040,000   Franklin Co OH Hosp Rev Ser 2005 (Children's Hosp)                                  5.000    05/01/25     1,051,107
      865,000   Fairfield Co OH GO Ser 2005                                                         5.000    12/01/23       902,593
    2,100,000   Oregon OH CSD GO Ser 2005                                                           5.000    12/01/27     2,209,053
      750,000   Cleveland OH LTGO Ser 2005 A                                                        5.000    10/01/17       823,958
    1,000,000   Univ of Cincinnati OH General Rcpts Ser 2006 A                                      4.750    06/01/26     1,034,500
    1,090,000   Fairborn OH CSD GO Ser 2006                                                         5.000    12/01/26     1,164,338
    1,500,000   Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)                         5.125    11/15/26     1,452,300
    1,500,000   Little Miami OH LSD Sch Impt UTGO Ser 2006 Pre-refunded @ $100                      5.000    12/01/16     1,741,500
      825,000   Parma OH GO Ser 2006                                                                4.750    12/01/24       852,068
    1,500,000   OH St Higher Ed Fac Rev Ser 2006 (Univ Dayton)                                      5.000    12/01/26     1,534,890
    1,185,000   Delaware OH GO Ser 2006                                                             5.000    12/01/28     1,257,238
    2,000,000   Canal Winchester OH LSD UTGO Ser 2007                                               4.750    12/01/24     2,081,420
    1,000,000   Kings OH LSD Impt UTGO Ser 2007                                                     5.000    12/01/26     1,062,020
    1,000,000   Lakewood OH CSD Facs Impt UTGO Ser 2007                                             5.000    12/01/26     1,058,640
    1,830,000   Columbus OH CSD Impt UTGO Ser 2007                                                  5.000    12/01/28     1,929,918
      320,000   Brookfield LSD OH Sch Facs Impt UTGO Ser 2008                                       5.000    01/15/30       333,382
    1,000,000   Cleveland OH Income Tax Rev Ser 2008 (Sub Lien Brdgs & Roadways B)                  5.000    10/01/29     1,041,460
    1,500,000   Reynoldsburg OH CSD Facs Constr & Impt UTGO Ser 2008                                5.250    12/01/28     1,611,060
    1,000,000   OH St Higher Edl Fac Commn Rev Ser 2008 (Xavier Univ C)                             5.750    05/01/28     1,082,960
    2,000,000   OH St Hosp Fac Rev Ser 2009 (Cleveland Clinic Hlth B)                               5.125    01/01/28     2,063,160
      650,000   Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)                        5.125    04/01/29       648,823
    1,000,000   Columbus OH CSD Sch Facs Constr & Impt UTGO Ser 2009                                4.500    12/01/29     1,003,680
    1,000,000   Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children's Hosp)                       4.750    11/01/29       996,170
      895,000   Milton Union OH Exmp Village SD Spl Ltd Oblig Sch Impt Ser 2009                     4.875    12/01/29       900,084
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 58,151,419
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 2.2%

      300,000   Allen Co OH Hosp Facs Rev Ser 2008 C (Catholic Hlthcare)
                  (LOC: Wachovia Bank NA)                                                           0.220    04/05/10        300,000

Portfolio of Investments
Ohio Tax-Free Bond Fund -- March 31, 2010 (Unaudited)

   PRINCIPAL                                                                                      COUPON     MATURITY      MARKET
    AMOUNT                                                                                         RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 2.2% (CONTINUED)

$   1,000,000   Columbus OH UTGO Ser 1995                                                           0.250    06/01/16  $  1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $  1,300,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 98.5%
                (Amortized Cost $56,930,095)                                                                           $ 59,451,419

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%                                                               878,691
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $ 60,330,110
====================================================================================================================================


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.


                       VALUATION INPUTS AT REPORTING DATE


DESCRIPTION                    LEVEL 1      LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------

Municipal Bonds               $     --    $59,451,419   $     --    $59,451,419


See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Ohio Tax-Free Money Market Fund -- March 31, 2010 (Unaudited)

   PRINCIPAL                                                                                      COUPON     MATURITY      MARKET
    AMOUNT                                                                                         RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING AND VARIABLE RATE DEMAND NOTES -- 75.8%

$     655,000   Butler Co OH Cap Fdg Rev CCAO Ser 2005  (LOC: U.S. Bank NA)                         0.290    04/12/10  $    655,000
   10,010,000   OH St Wtr Dev Auth Rev Ser 2002 B (Purewater) (SPA: State Street B&T Co)            0.270    01/06/10    10,010,000
    2,155,000   Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr) (LOC: National
                  City Bank)                                                                        0.330    01/07/10     2,155,000
    2,900,000   Columbiana Co OH Rev Ser 2002 (East Liverpool Area Y) (LOC: National City Bank)     0.330    01/07/10     2,900,000
      500,000   Cuyahoga Co OH EDR Ser 2002 (North Coast Cmnty Homes) (LOC: National City Bank)     0.410    01/07/10       500,000
      400,000   Hamilton Co OH EDR Ser 2001 (Contemporary Arts) (LOC: National City Bank)           0.330    01/07/10       400,000
    1,005,000   Montgomery Co OH Ltd Oblig Rev Ser 1996 (Society St Vincent de Paul) (LOC:
                  National City Bank)                                                               0.330    01/07/10     1,005,000
    3,245,000   Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan) (LOC: JPMorgan Chase
                  Bank)                                                                             0.310    01/07/10     3,245,000
    3,270,000   Warren Co OH IDR Ser 1991 (Liquid Container) (LOC: Bank of America NA)              0.350    01/07/10     3,270,000
    2,100,000   Allen Co OH Hosp Facs Rev Ser 2008 C (Catholic Hlthcare) (LOC: Wachovia Bank
                  NA)                                                                               0.220    04/05/10     2,100,000
    3,900,000   Cuyahoga Co OH Rev Ser 2004 (Cleveland Clinic) (SPA: Bank of Nova Scotia)           0.200    04/05/10     3,900,000
    2,800,000   Cuyahoga Co OH Rev Subser B1 Ser 2004 (Cleveland Clinic) (SPA: JPMorgan Chase
                  Bank)                                                                             0.200    04/05/10     2,800,000
    2,400,000   OH St Higher Edl Fac Rev Ser 2008 (Case Western Rsrv B-2) (LOC: Bank of
                America NA)                                                                         0.170    04/05/10     2,400,000
    1,000,000   OH St Higher Edl Fac Rev Ser 2008  (LOC: Bank of America NA)                        0.190    04/05/10     1,000,000
    1,050,000   Puerto Rico Cmnwlth UTGO Ser 2007 A-6 (LOC: UBS AG)                                 0.180    04/05/10     1,050,000
      800,000   Puerto Rico Comwlth Rfdg-Pub Impt Ser 2008 B (LOC: Wells Fargo Bank NA)             0.180    04/05/10       800,000
    3,025,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2004 (Summa Hlth Sys B) (LOC:
                  Bank One NA)                                                                      0.280    04/05/10     3,025,000
   10,000,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner) (LOC: KBC Bank NV)     0.370    04/05/10    10,000,000
      635,000   Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr) (LOC: National
                  City Bank)                                                                        0.330    04/05/10       635,000
    1,865,000   Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village) (LOC: National
                  City Bank)                                                                        0.330    04/05/10     1,865,000
      500,000   Centerville OH Hlthcare Rev Ser 2007 (Bethany Lutheran Village B) (LOC:
                  National City Bank)                                                               0.290    04/05/10       500,000
    2,525,000   Cleveland OH Arpt Sys Rev Ser 2009 D (LOC: KBC Bank NV)                             0.370    04/05/10     2,525,000
    5,170,000   Columbus OH Regl Arpt Auth Rev Ser 2004 (Pooled Fing Prog A) (LOC: U.S. Bank NA)    0.290    04/05/10     5,170,000
      445,000   Columbus Regional Airport Auth. Revenue Bonds Ser 2005  (LOC: U.S. Bank NA)         0.290    04/05/10       445,000
    4,000,000   Cuyahoga Co OH Hsg Rev Ser 2009 A (Euclid Ave Hsg Corp) (LOC: PNC Bank NA)          0.280    04/05/10     4,000,000
      760,000   Franklin Co OH Hlth Facs Ser 2001 (Heinzerling Fndtn) (LOC: JPMorgan Chase Bank)    0.520    04/05/10       760,000
    3,000,000   Hamilton Co OH Hlthcare Ser 2006 (Life Enriching Cmntys B) (LOC: PNC Bank NA)       0.290    04/05/10     3,000,000
    3,425,000   Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children's Home Cincinnati) (LOC:
                  U.S. Bank NA)                                                                     0.300    04/05/10     3,425,000
    1,865,000   Hamilton OH Revenue Bonds  Ser 1998 B (LOC: Federal Home Loan Bank)                 0.380    04/05/10     1,865,000
    8,000,000   Kent St Univ OH Univ Revs General Rcpts Ser 2008 B (LOC: Bank of America NA)        0.270    04/05/10     8,000,000
    4,910,000   Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)                 0.290    04/05/10     4,910,000
    1,150,000   Montgomery Co OH Hlthcare Facs Rev Ser 1999 (South Cmnty Inc) (LOC: National
                  City Bank)                                                                        0.330    04/05/10     1,150,000
    2,500,000   OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp) (LOC: Bank of
                  Nova Scotia)                                                                      0.300    04/05/10     2,500,000
    3,000,000   OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp A) (LOC: Bank of
                  Nova Scotia)                                                                      0.290    04/05/10     3,000,000
    3,600,000   OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp C) (LOC: Bank of
                  Tokyo-Mitsubishi UFJ)                                                             0.300    04/05/10     3,600,000

Portfolio of Investments
Ohio Tax-Free Money Market Fund -- March 31, 2010 (Unaudited)


   PRINCIPAL                                                                                      COUPON     MATURITY      MARKET
    AMOUNT                                                                                         RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 75.8% (CONTINUED)

$   1,500,000   OH St Higher Ed Fac Rev Ser 2008 (Univ Hosps Hlth Sys) (LOC: Wells Fargo Bank NA)   0.250    04/05/10  $  1,500,000
    1,955,000   OH St Higher Edl Fac Rev Ser 2008 (Otterbein College) (LOC: JPMorgan Chase Bank)    1.850    04/05/10     1,955,000
    3,000,000   Port of Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev Ser 2008 A
                  (LOC: LaSalle Bank NA)                                                            0.290    04/05/10     3,000,000
    2,400,000   Wooster OH IDR Ser 1985 (Allen Group Inc) (LOC: Wachovia Bank NA)                   0.400    04/05/10     2,400,000
    6,040,000   Allen Co OH Hosp Facs Rev Ser 2008 A (Catholic Hlthcare) (LOC: Bank of America NA)  0.300    04/05/10     6,040,000
    2,300,000   Hamilton Co OH Hosp Facs Rev Ser 2002 A (Eliz Gamble) (LOC: JPMorgan Chase Bank)    0.270    04/07/10     2,300,000
      530,000   Hamilton Co OH Hosp Facs Rev Ser 2002 B (Eliz Gamble) (LOC: JPMorgan Chase Bank)    0.300    04/07/10       530,000
    2,460,000   OH St Infra Impt GO Ser 2003 (Infrastructure Improvement)                           0.300    04/07/10     2,460,000
    7,400,000   OH St Infra Impt UTGO Ser 2001 B (Infrastructure Improvement)                       0.250    04/07/10     7,400,000
    3,020,000   OH St UTGO Ser 2005 B (Common Schs)                                                 0.250    04/07/10     3,020,000
    1,975,000   Butler Co OH Hlthcare Facs Rev Ser 2002 (Lifesphere) (LOC: U.S. Bank NA)            0.270    04/08/10     1,975,000
    4,635,000   Franklin Co OH Hosp Rev Sub Ser 1998 (Doctors OH Hlth B) (LOC: National City Bank)  0.300    04/08/10     4,635,000
    1,565,000   Franklin Co OH Revenue Bonds Ser 1996  (LOC: U.S. Bank NA)                          0.270    04/08/10     1,565,000
      950,000   Geauga Co OH Hlthcare Facs Rev Ser 1998 (Heather Hill Inc)
                  (LOC: Bank One Columbus NA)                                                       0.280    04/08/10       950,000
      950,000   Hamilton Co OH Hosp Ser 1997 (Beechwood Home) (LOC: U.S. Bank NA)                   0.300    04/08/10       950,000
      900,000   Lima OH Hosp Facs Ser 1996 (Lima Mem Hosp) (LOC: JPMorgan Chase Bank)               0.400    04/08/10       900,000
      665,000   Salem OH Hosp Rev Impt Ser 2005 (Salem Cmnty) (LOC: JPMorgan Chase Bank)            0.300    04/08/10       665,000
    9,300,000   Toledo OH Spl Assess Notes Ser 2008 (LOC: State Street B&T Co)                      0.290    04/08/10     9,300,000
    4,900,000   Wood Co OH Hosp Facs Ser 2008 (Hosp Assn) (LOC: JPMorgan Chase Bank)                0.310    04/08/10     4,900,000
      500,000   OH St PCR Ser 1995 (Sohio Wtr)                                                      0.250    05/01/10       500,000
    1,150,000   Hamilton Co OH EDR Ser 1997 (The General Prostestant) (LOC: National City Bank)     0.410    05/01/10     1,150,000
    3,040,000   Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo) (LOC: U.S. Bank NA)   0.400    05/01/10     3,040,000
      590,000   Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo) (LOC: U.S. Bank NA)   0.400    05/01/10       590,000
    1,210,000   OH St Higher Ed Fac Rev (Case Western) Ser 2002 (Case Western Rsrv A)
                  (SPA: Landesbank Heeson-Thuringen)                                                0.190    05/03/10     1,210,000
    5,660,000   OH St Higher Edl Fac Rev Ser 2002 (Case Western A)
                  (SPA: Landesbank Hessen-Thuringen)                                                0.190    05/03/10     5,660,000
    3,070,000   OH St Wtr Dev Auth PCR Ser 2006 (FirstEnergy Nuclear B) (LOC: Wachovia Bank NA)     0.200    05/03/10     3,070,000
       60,000   Coshocton Co OH Hosp Ser 1999 (Echoing Hills Village) (LOC: JPMorgan Chase Bank)    1.000    05/03/10        60,000
    2,980,000   Hamilton Co OH Hosp Ser 1997 (Children's Hosp Med Ctr) (LOC: PNC Bank NA)           0.290    05/03/10     2,980,000
      505,000   Hamilton Co OH Hosp Ser 1999 A (Drake Ctr Inc) (LOC: U.S. Bank NA)                  0.290    05/03/10       505,000
    1,450,000   Hamilton Co OH Hosp Facs Rev Ser 2002 (Children's Hosp Med Ctr)
                  (LOC: U.S. Bank NA)                                                               0.290    05/03/10     1,450,000
    1,000,000   Hocking Technical College Dist OH COP Ser 2008 (Residence Hall Facs)
                  (LOC: JPMorgan Chase Bank)                                                        0.270    05/03/10     1,000,000
    3,950,000   OH St Air Quality Dev Auth PCR Ser 2005 (FirstEnergy B) (LOC: Barclays Bank PLC)    0.270    05/03/10     3,950,000
    7,500,000   OH St Air Quality Dev Auth PCR Ser 2006 (FirstEnergy B) (LOC: Wachovia Bank NA)     0.270    05/03/10     7,500,000
    1,000,000   OH St Higher Edl Fac Rev Ser 2005 (Cleveland Inst Music) (LOC: National City Bank)  0.290    05/03/10     1,000,000
    1,000,000   OH St Univ General Rcpts Ser 2005 B                                                 0.250    05/03/10     1,000,000
      700,000   OH St Univ General Rcpts Ser 2001                                                   0.270    05/03/10       700,000
    3,835,000   OH St Univ General Rcpts Ser 2008 B                                                 0.270    05/03/10     3,835,000
    7,925,000   OH St Wtr Dev Auth PCR Facs Rev Ser 2005 B (FirstEnergy) (LOC: Barclays Bank PLC)   0.300    05/03/10     7,925,000

Portfolio of Investments
Ohio Tax-Free Money Market Fund -- March 31, 2010 (Unaudited)

   PRINCIPAL                                                                                       COUPON    MATURITY      MARKET
    AMOUNT                                                                                          RATE       DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 75.8% (CONTINUED)

$   1,900,000   OH St Wtr Dev Auth Rev Wtr Dev-Timken Ser 2001  (LOC: Northern Trust Company)       0.300    05/03/10  $  1,900,000
    1,120,000   Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp) (LOC: National City Bank)         0.330    05/03/10     1,120,000
      100,000   OH St Univ General Rcpts Ser 1997                                                   0.270    06/01/10       100,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $205,255,000
------------------------------------------------------------------------------------------------------------------------------------

                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 24.6%

      230,000   OH St Hwy Cap Impt Ser 2004 H                                                       5.000    05/01/10       230,828
      200,000   OH St Mental Hlth Cap Fac Ser 2006 II                                               4.000    06/01/10       201,172
    3,309,000   Vantage Career Ctr Joint Vocational Sch Dist OH Bd Ser 2010                         1.400    09/08/10     3,321,191
    1,460,000   North Olmsted OH GO LTD Notes BANS Ser 2010                                         1.300    09/30/10     1,463,971
    3,000,000   Greater Cleveland Regl Tran Auth OH Rev Antic Ser 2010                              2.000    12/22/10     3,026,059
      799,000   AMP OH Elec Rev BANS Ser 2010 (Seville Village)                                     2.000    01/13/11       800,565
    1,082,500   Franklin OH GO LTD Notes BANS Ser 2010                                              2.200    03/08/11     1,094,518
    2,700,000   Southwest Regl Wtr Dist OH Wtr Resource Rev Bd Ser 2010                             1.750    03/09/11     2,718,778
    1,300,000   Hamilton Twp OH GO LTD Notes Ser 2010                                               2.000    03/16/11     1,311,058
      515,000   Columbus OH                                                                         0.290    12/01/17       515,000
      100,000   OH St Bldg Auth Facs ETM Ser 2008 (Adult Correctl) Pre-refunded @ $100              3.500    04/01/10       100,000
    1,085,000   Brookville OH Var Purp LTGO BANS Ser 2009                                           2.875    04/21/10     1,085,455
    2,000,000   Univ Cincinnati OH General Rcpts Ser 2009 A                                         1.500    05/06/10     2,000,000
    1,600,000   Fayette Co OH LTGO BANS Ser 2009                                                    3.125    05/13/10     1,601,135
    3,584,500   Greene Co OH Var Purp LTGO BANS Ser 2009 B                                          1.625    05/14/10     3,586,911
    1,145,000   Gates Mills OH Var Purp Impt LTGO BANS Ser 2009                                     2.000    05/20/10     1,146,144
    4,810,000   Cincinnati OH CSD Sch Impt LTGO BANS Ser 2009                                       1.750    05/26/10     4,813,237
      100,000   Hamilton Co OH Revenue Bonds Ser 2000 A Pre-refunded @ $100                         5.750    06/01/10       101,881
    3,135,000   Middletown OH CSD Sch Impt UTGO BANS Ser 2009                                       2.750    06/01/10     3,138,883
      100,000   OH St Wtr Dev Auth PCR Ser 2003 (Ln Fd)                                             5.000    06/01/10       100,752
    1,750,000   Hunting Valley OH Wtr Wks Sys Impt LTGO BANS Ser 2009                               1.500    06/24/10     1,752,607
    2,445,000   AMP OH Elec Rev BANS Ser 2009 (Newton Falls)                                        3.000    06/30/10     2,446,498
    1,805,000   AMP OH Elec Rev BANS Ser 2009 (Cleveland)                                           3.000    08/13/10     1,808,301
    4,000,000   Union Twp OH Var Purp LTGO Ser 2009                                                 1.250    09/14/10     4,009,942
      425,000   OH St Com Schs UTGO Ser 2002 B Pre-refunded @ $100                                  5.000    09/15/10       433,595
    2,500,000   Cuyahoga Heights OH Var Purp LTGO BANS Ser 2009                                     2.150    09/21/10     2,507,610
    1,200,000   Oberlin OH LTGO BANS Ser 2009                                                       1.500    09/23/10     1,203,770
    2,200,000   Portage Co OH Var Purp LTGO Ser 2009                                                1.500    09/30/10     2,207,627
    1,250,000   Kent OH Var Purp LTGO BANS Ser 2009                                                 1.500    10/14/10     1,253,330
    2,300,000   AMP OH Elec Rev UTGO BANS Ser 2009 B                                                2.000    10/28/10     2,306,629
    2,700,000   Springboro OH Rev Ser 2009 (Real Estate Acq)                                        1.750    10/28/10     2,711,551
    1,750,000   Celina OH Var Purp LTGO BANS Ser 2009                                               1.500    11/03/10     1,753,071
    1,600,000   AMP OH Elec Rev BANS Ser 2009 (Hubbard)                                             2.250    11/10/10     1,602,434
    2,550,000   AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)                                         2.250    11/11/10     2,553,891
    1,250,000   Princeton OH CSD LTGO BANS Ser 2009 (Vehicle Acq)                                   1.500    11/30/10     1,255,365
      100,000   Kings OH LSD Sch Impt UTGO Ser 2000                                                 6.625    12/01/10       103,906
    2,500,000   Harrison OH Wst Wtr Sys Impt LTGO BANS Ser 2009                                     1.500    12/09/10     2,510,278
      980,000   AMP OH Elec Rev BANS Ser 2010 (Brewster)                                            2.000    01/06/11       981,873
      740,000   Defiance OH CSD Sch Facs Const UTGO BANS Ser 2010                                   3.500    01/12/11       753,486
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 66,513,302
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.4%
                (Amortized Cost $271,768,302)                                                                          $271,768,302

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                                                            (983,071)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $270,785,231
====================================================================================================================================

Portfolio of Investments
Ohio Tax-Free Money Market Fund -- March 31, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.


                       VALUATION INPUTS AT REPORTING DATE


DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Municipal Bonds        $     -     $271,768,302       $     -      $271,768,302

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Tax-Free Money Market Fund -- March 31, 2010 (Unaudited)

   PRINCIPAL                                                                                       COUPON    MATURITY      MARKET
    AMOUNT                                                                                          RATE       DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 35.8%

$     100,000   Univ of IL Aux Facs Sys Ser 2000  Pre-refunded @ $100                               5.750    04/01/10   $   100,000
      105,000   Wilson Co TN UTGO Ser 2005                                                          5.000    04/01/10       105,000
      200,000   OH St Higher Ed UTGO Ser 2006 A Pre-refunded @ $100                                 4.000    05/01/10       200,600
      100,000   WI St UTGO Ser 2003 A                                                               5.000    05/01/10       100,371
      100,000   Texas A&M Univ Rev Ser 2008                                                         4.750    05/15/10       100,526
      100,000   Arlington TX Wtr Sys Rev Ser 2005                                                   3.000    06/01/10       100,421
      200,000   Clark Co NV LTGO Ser 2001  Pre-refunded @ $100                                      5.500    06/01/10       201,663
      450,000   FL St Brd Ed UTGO Ser 2005 A                                                        5.000    06/01/10       453,392
      300,000   Las Vegas Valley NV Wtr LTGO Ser 2005 B                                             5.000    06/01/10       302,292
      225,000   DE Transportation Auth Sys Rev Ser 2008                                             4.000    07/01/10       226,990
      370,000   FL Hurricane Cat Fd Fin Rev Ser 2006 A                                              5.000    07/01/10       374,160
      200,000   FL St Brd Ed Lottery Rev Ser 2000 A                                                 5.125    07/01/10       202,312
      100,000   Scottsdale AZ Wtr & Swr Rev Ser 2004                                                5.000    07/01/10       101,135
      300,000   Tarrant Co TX LTGO Ser 2004                                                         4.000    07/15/10       303,099
      150,000   NV St LTGO Nat Res Ser 2003 B                                                       3.500    08/01/10       151,523
      110,000   Bristol TN Hlth & Ed Rev Ser 1993  Pre-refunded @ $100                              6.750    09/01/10       112,749
      125,000   Prince George Co MD COP Ser 2005  (Equip Acq Prog)                                  4.000    09/01/10       126,727
      600,000   Vantage Career Ctr OH BANS Ser 2010                                                 1.400    09/08/10       602,211
      100,000   New York NY Cul Res Rev Ser 2008                                                    5.000    10/01/10       102,122
      150,000   Univ of AK Rev Ser 2008 O                                                           3.375    10/01/10       152,097
      150,000   New Albany OH Var Purp LTGO Ser 2010 A                                              2.000    12/01/10       151,250
      325,000   MA St Spl Oblig Rev Fed Hwy GANS Ser 2003                                           5.000    12/15/10       333,967
      200,000   Franklin OH LTGO BANS Ser 2010                                                      2.200    03/08/11       202,221
      550,000   Southwest OH Regl Wtr Dist Wtr Rev BANS Ser 2010                                    1.750    03/09/11       553,825
      300,000   Hamilton Twp OH Var Purp LTGO BANS Ser 2010                                         2.000    03/16/11       302,552
      125,000   Green Bay WI Area Pub SD Unrefunded Balance 2009 UTGO Ser 2000                      5.000    04/01/10       125,000
      250,000   Green Bay WI Area Pub SD UTGO Ser 2001                                              4.400    04/01/10       250,000
       40,000   Green Bay WI Area Pub SD UTGO ETM Ser 2000 Pre-refunded @ $100                      5.000    04/01/10        40,000
      460,000   LA Loc Govt Environmental Facs Cmnty Dev Auth Rev Ser 2009 (Lake Charles)           2.000    04/01/10       460,000
      485,000   LA Loc Govt Environmental Facs Cmnty Dev Auth Rev Ser 2009 (Caddo-Bossier Port)     2.000    04/01/10       485,000
      150,000   NY St Hwy Auth Second Gen Hwy & Brdg Tr Fd Ser 2007 A                               5.000    04/01/10       150,000
      100,000   TX St Transn Commn First Tier Ser 2007                                              5.000    04/01/10       100,000
      800,000   Jeffersonville IN UTGO BANS Ser 2009                                                2.000    04/13/10       800,000
      305,000   NY St UTGO Ser 2005 C                                                               4.000    04/15/10       305,425
      100,000   Jackson Co MI Bldg Auth LTGO Ser 2000  Pre-refunded @ $100                          5.600    05/01/10       100,433
      100,000   MA St College Bldg Auth Rev Ser 2000 Pre-refunded @ $100                            5.375    05/01/10       100,402
      320,000   New York NY City Trans Fin Auth Ser 2000 C Pre-refunded @ $100                      5.750    05/01/10       324,523
      250,000   OH St Hwy Cap Impts UTGO Ser 2008 (Buckeye Savers L)                                3.500    05/01/10       250,584
      100,000   Van Buren Co MI LTGO Ser 2001 (Sister Lakes Area San Sew Disp)
                  Pre-refunded @ $100                                                               4.600    05/01/10       100,842
      100,000   Walled Lake MI Cons SD UTGO Ser 2000  Pre-refunded @ $100                           5.125    05/01/10       100,386
      100,000   WI St UTGO Ser 2001                                                                 5.500    05/01/10       100,392
      300,000   Fayette Co OH LTGO BANS Ser 2009                                                    3.125    05/13/10       300,213
      100,000   NV St LTGO Ser 1997 A-2                                                             6.000    05/15/10       100,650
      115,000   CT St UTGO Ser 2005 C                                                               5.000    06/01/10       115,837
      100,000   FL St Brd Ed UTGO Ser 2000 A (Cap Outlay) Pre-refunded @ $100                       5.125    06/01/10       101,770
      100,000   FL St Brd Ed UTGO Ser 2000 E Pre-refunded @ $100                                    5.500    06/01/10       101,820
      500,000   Middletown OH CSD Sch Impt UTGO BANS Ser 2009                                       2.750    06/01/10       500,619
      100,000   OH St Wtr Dev Auth PCR Ser 2003 (Ln Fd)                                             5.000    06/01/10       100,738
      100,000   Snohomish Co WA SD No 002 Everett UTGO Ser 2004                                     5.000    06/01/10       100,720
      200,000   Clark Co NV SD LTGO Ser 2000 A Pre-refunded @ $100                                  5.500    06/15/10       202,095
      150,000   CT St UTGO Ser 2000 B Pre-refunded @ $100                                           5.750    06/15/10       151,611
      100,000   Morris NY Cent SD UTGO Ser 2003                                                     3.500    06/15/10       100,597
      100,000   NM St Hwy Commn Tax Rev  Ser 2001 A (Sub Lien MBIA) Pre-refunded @ $100             5.250    06/15/10       100,988
      100,000   OH St Major New St Infrastructure Rev Ser 2008                                      3.250    06/15/10       100,549
      100,000   OH St Major New St Infrastructure Rev Ser 2002                                      5.000    06/15/10       100,885
      100,000   PA St Higher Ed Rev Ser 2000 S Pre-refunded @ $100                                  5.500    06/15/10       101,052
      550,000   AMP OH Elec Rev BANS Ser 2009 (Newton Falls)                                        3.000    06/30/10       550,337
      100,000   Clark Co NV LTGO Ser 2000  Pre-refunded @ $100                                      5.500    07/01/10       101,266
      200,000   Coconino Co AZ Cmnty College Dist UTGO Ser 2009                                     2.000    07/01/10       200,531
      100,000   DE Transportation Auth Sys Rev Ser 2007 A                                           4.000    07/01/10       100,875

Portfolio of Investments
Tax-Free Money Market Fund -- March 31, 2010 (Unaudited)

   PRINCIPAL                                                                                       COUPON    MATURITY      MARKET
    AMOUNT                                                                                          RATE       DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 35.8% (CONTINUED)

$     250,000   IN St Office Bldg Commn Facs Rev Ser 2004 (Southeast Regl Treament Ctr E)           3.500    07/01/10  $    251,877
      120,000   MA Bay Trans Auth Rev Ser 2000 A Pre-refunded @ $100                                5.250    07/01/10       121,456
      100,000   Oklahoma Co OK ISD No 012 Edmond Bldg UTGO Ser 2006                                 4.000    07/01/10       100,815
      200,000   Alberquerque NM GO Ser 2007                                                         3.500    08/01/10       202,042
      250,000   Palm Beach Co FL Libr Dist Impt UTGO Ser 2006                                       3.375    08/01/10       252,292
      150,000   Grapevine TX LTGO Ser 2000  (CTFS Obl) Pre-refunded @ $100                          5.750    08/15/10       152,915
      100,000   Harris Co TX Toll Rd Rev Ser 2005 A (Sr Lien Toll) Pre-refunded @ $100              5.250    08/15/10       101,748
      530,500   Bratenahl OH LTGO BANS Ser 2009 (Greenspace)                                        2.350    08/27/10       531,242
      500,000   Chillicothe OH Garage Fac LTGO BANS Ser 2009                                        3.500    08/27/10       501,490
      800,000   Union Twp OH Var Purp LTGO Ser 2009                                                 1.250    09/14/10       801,989
      500,000   Cuyahoga Heights OH Var Purp LTGO BANS Ser 2009                                     2.150    09/21/10       501,522
      100,000   Lakeland FL Energy Sys Rev Ser 2000 B Pre-refunded @ $100                           5.500    10/01/10       102,513
      300,000   AMP OH Elec Rev BANS Ser 2009 (Hubbard)                                             2.250    11/10/10       300,456
      500,000   AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)                                         2.250    11/11/10       500,763
      445,000   Harrison OH LTGO TANS Ser 2009                                                      1.750    12/09/10       446,978
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 17,559,443
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 64.7%

    1,195,000   Coconino Co AZ Pollutn Ctl Corp Rev AZ Pub                                          0.330    11/01/33     1,195,000
    1,100,000   Scio Twp MI EDR Ser 1982 (ADP)                                                      0.840    01/06/10     1,100,000
      630,000   Allen Co OH Hosp Facs Rev Ser 2008 C (Catholic Hlthcare) (LOC: Wachovia Bank NA)    0.220    04/05/10       630,000
    1,000,000   CO Edl & Cultural Facs Auth Rev Ser 2006 (Parker & Denver HS)
                  (LOC: Bank of America NA)                                                         0.310    04/05/10     1,000,000
      300,000   Cuyahoga Co OH Rev Subser B1 Ser 2004 (Cleveland Clinic)
                  (SPA: JPMorgan Chase Bank)                                                        0.200    04/05/10       300,000
      200,000   Orange Co FL Hlth Facs Auth Ser 2007 A-1 (Orlando Regl Hlthcare)
                  (SPA: Dexia Credit Local)                                                         0.220    04/05/10       200,000
    1,200,000   West Valley UT IDR Ser 1987 (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)           0.250    04/05/10     1,200,000
    1,000,000   Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts) (LOC: FHLMC)                  0.280    04/05/10     1,000,000
      240,000   CA Infra EDB IDR Ser 2000 A (Metrotile Mfg) (LOC: Comerica Bank)                    0.540    04/05/10       240,000
    1,150,000   Dayton KY TIF & Spl Assmt Ser 2008 (Belmont Lake) (LOC: LaSalle Bank NA)            0.340    04/05/10     1,150,000
      300,000   Duval Co FL HFA MFH Rev Ser 1997 (Sunbeam Rd Apts) (LOC: US Bank NA)                0.290    04/05/10       300,000
      700,000   IL Fin Auth IDR Ser 2005 A (E Kinast) (LOC: JPMorgan Chase Bank)                    0.790    04/05/10       700,000
    1,000,000   IL Fin Auth Rev Ser 2008 (Lake Forest College) (LOC: Northern Trust Co)             0.350    04/05/10     1,000,000
      720,000   Indianapolis IN MFH Rev Ser 2004 (Nora Commons) (LOC: FHLB)                         0.450    04/05/10       720,000
      320,000   Lancaster NE IDR Ser 2000 (Garner Inds) (LOC: Wells Fargo Bank)                     0.620    04/05/10       320,000
      980,000   OH St Higher Edl Fac Rev Ser 2008 (Otterbein College) (LOC: JPMorgan Chase Bank)    1.850    04/05/10       980,000
    1,523,000   Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)        0.400    04/05/10     1,523,000
    1,050,000   Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler) (LOC: Northern Trust Bank)   0.350    04/05/10     1,050,000
      525,000   Scottsburg IN EDR Ser 2000  (LOC: National City Bank)                               0.490    04/05/10       525,000
    1,400,000   St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)               0.690    04/05/10     1,400,000
      900,000   WA St HFA MFH Rev Ser 2003 A (Rosemont Apts) (LOC: FHLB)                            0.360    04/05/10       900,000
      600,000   Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH)
                  (LOC: National City Bank)                                                         0.410    04/05/10       600,000
      400,000   Jacksonville FL Hlth Facs Auth Ser 1997 (River Garden/Coves)
                  (LOC: Wachovia Bank NA)                                                           0.400    04/05/10       400,000
    1,000,000   MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn) (LOC: TD Banknorth NA)         0.290    04/05/10     1,000,000
      520,000   Winston-Salem NC Urban Redev Mtg Rev Ser 1989 (Summit Sq Garden Apts)               0.590    04/07/10       520,000
      700,000   Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge) (LOC: US Bank NA)         0.540    04/08/10       700,000

Portfolio of Investments
Tax-Free Money Market Fund -- March 31, 2010 (Unaudited)

   PRINCIPAL                                                                                       COUPON    MATURITY      MARKET
    AMOUNT                                                                                          RATE       DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 64.7% (CONTINUED)

$   1,885,000   Lexington-Fayette Co KY Rev IBR Ser 2006 (Eastland Pkwy) (LOC: US Bank NA)          0.440    04/08/10  $  1,885,000
      240,000   Maricopa Co AZ IDA Hsg Rev Ser 2004 A (San Angelin Apts) (LOC: FNMA)                0.410    04/15/10       240,000
      500,000   OH St PCR Ser 1995 (Sohio Wtr)                                                      0.250    05/01/10       500,000
      505,000   Hillsborough Co FL IDR Ser 1996 (Vigo Importing Co) (LOC: Bank of America NA)       0.750    05/01/10       505,000
      100,000   CA Statewide Cmntys IDR Rev Ser 2001 A (American Modular Sys)
                  (LOC: Bank of the West)                                                           0.450    05/01/10       100,000
      600,000   Los Angeles CA Reg Arpt Rev Ser 1985  (LOC: Societe Generale)                       0.290    05/03/10       600,000
      300,000   OH St Higher Edl Fac Rev Ser 2002 (Case Western A)
                  (SPA: Landesbank Hessen-Thuringen)                                                0.190    05/03/10       300,000
    1,840,000   VT Edl & Hlth Bldgs Ser 2008 (Brattleboro Mem Hosp) (LOC: TD Banknorth NA)          0.200    05/03/10     1,840,000
      300,000   VT St Edl & Hlth Bldgs Fin Rev Ser 2007  (LOC: TD Banknorth NA)                     0.200    05/03/10       300,000
      760,000   Greenwood IN EDR Ser 1999 (Hutchinson Hayes) (LOC: National City Bank)              0.490    05/03/10       760,000
      600,000   OH St Air Quality Dev Auth PCR Ser 2006 (FirstEnergy B) (LOC: Wachovia Bank NA)     0.270    05/03/10       600,000
    1,000,000   Southglenn Met Dist CO Rev Ser 2007 (LOC: BNP Paribas)                              0.300    05/03/10     1,000,000
      265,000   Hillsborough Co FL IDR Ser 2001 (Mosi-Charter Sch A) (LOC: Bank of America NA)      0.450    05/03/10       265,000
      600,000   OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (FirstEnergy Gen Corp A)
                  (LOC: Barclays Bank PLC)                                                          0.300    05/03/10       600,000
      500,000   Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware) (LOC: Wells Fargo Bank)        0.520    05/03/10       500,000
      670,000   Summit Co OH IDR Ser 1999  (LOC: National City Bank)                                0.410    06/01/10       670,000
      450,000   Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council Multi A) (LOC: HSBC Bank USA NA)    4.000    06/15/10       450,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $ 31,768,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.5%
                (Amortized Cost $49,327,443)                                                                           $ 49,327,443

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                                                            (233,576)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $ 49,093,867
====================================================================================================================================


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.


                       VALUATION INPUTS AT REPORTING DATE


DESCRIPTION            LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Municipal Bonds        $     -      $49,327,443      $     -      $49,327,443

See accompanying Notes to Portfolios of Investments.

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolio of Investments are the coupon rates in effect at March 31, 2010.

Put Bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS -- Bond Anticipation Notes
COP -- Certificates of Participation
CSD -- City School District
EDR -- Economic Development Revenue
EDB -- Economic Development Bank
ETM -- Escrowed to Maturity
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FGIC -- Insured by Financial Guaranty Insurance Co.
GANS -- Grant Anticipation Notes
GO -- General Obligation
HFA -- Housing Finance Authority/Agency
IBR -- Industrial Building Revenue
IDA -- Industrial Development Authority/Agency
ISD -- Independent School District
IDC -- Industrial Development Corporation
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
LTGO -- Limited Tax General Obligation
LSD -- Local School District
MFH -- Multi-Family Housing
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
SD -- School District
TANS -- Tax Anticipation Notes
TIF -- Tax Increment Financing
UTGO -- Unlimited Tax General Obligation

SECURITY VALUATION -- Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market value using an independent pricing service which generally utilizes a computerized grid of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

The Funds have adopted the FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2010, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION

As of March 31, 2010, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax.

As of March 31, 2010, 25.9 of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 13.9% in the State of Florida.

The Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of March 31, 2010, there were no concentrations of investments (10% or greater) in any one issuer.

The Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of March 31, 2010, classified by revenue source, was as follows:

                                                                      Ohio
                                                        Ohio        Tax-Free     Tax-Free
                                                      Tax-Free        Money       Money
                                                        Bond         Market       Market
                                                        Fund          Fund         Fund
-------------------------------------------------------------------------------------------
General Obligations                                     38.6%         18.5%        27.5%
Revenue Bonds:
       Industrial Development/Pollution Control           --           1.4%         3.9%
       Hospital/Health Care                             14.5%         34.7%         6.8%
       Utilities/Water & Sewer                           3.2%          5.8%         3.5%
       Education                                        30.2%         17.3%        17.5%
       Housing/Mortgage                                  1.1%          2.4%         9.3%
       Economic Development                               --           1.5%         7.7%
       Public Facilities                                 9.9%          2.2%         1.2%
       Special Tax                                        --           3.9%         6.8%
       Miscellaneous                                     2.5%         12.3%        15.8%
-------------------------------------------------------------------------------------------
Total Investments                                        100%          100%         100%
-------------------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

The federal tax cost for the Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $56,930,095, resulting in gross unrealized appreciation and depreciation of $2,715,883 and $194,559, respectively, and net unrealized appreciation of $2,521,324.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Touchstone Tax-Free Trust


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 25, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 25, 2010